UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2008
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katsuhiko Kumon
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Katsuhiko Kumon                Tokyo, Japan                       3/20/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $      647,947
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO                        COM            88579Y101      939    13,500 SH       DEFINED                13,500      0    0
ADOBE SYS INC                COM            00724F101    1,572    39,900 SH       DEFINED                39,900      0    0
ALTRIA GROUP INC             COM            02209S103      426    20,700 SH       DEFINED                20,700      0    0
AT&T INC                     COM            00206R102    1,516    45,000 SH       DEFINED                45,000      0    0
AUTOZONE INC                 COM            053332102    1,319    10,900 SH       DEFINED                10,900      0    0
BANK OF NEW YORK MELLON CORP COM            064058100    1,738    45,943 SH       DEFINED                45,943      0    0
BARR PHARMACEUTICALS INC     COM            068306109      947    21,000 SH       DEFINED                21,000      0    0
BECTON DICKINSON & CO        COM            075887109    2,268    27,900 SH       DEFINED                27,900      0    0
COCA COLA CO                 COM            191216100    1,513    29,100 SH       DEFINED                29,100      0    0
CONOCOPHILLIPS               COM            20825C104    2,171    23,000 SH       DEFINED                23,000      0    0
CVS CAREMARK CORPORATION     COM            126650100    1,592    40,235 SH       DEFINED                40,235      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109    1,179    27,500 SH       DEFINED                27,500      0    0
EATON CORP                   COM            278058102    1,963    23,100 SH       DEFINED                23,100      0    0
ELECTRONIC ARTS INC          COM            285512109    1,111    25,000 SH       DEFINED                25,000      0    0
EMERSON ELEC CO              COM            291011104    1,434    29,000 SH       DEFINED                29,000      0    0
ENTERGY CORP NEW             COM            29364G103    2,301    19,100 SH       DEFINED                19,100      0    0
EXELON CORP                  COM            30161N101    1,709    19,000 SH       DEFINED                19,000      0    0
EXXON MOBIL CORP             COM            30231G102    2,115    24,000 SH       DEFINED                24,000      0    0
GENERAL ELECTRIC CO          COM            369604103      827    31,000 SH       DEFINED                31,000      0    0
GOLDMAN SACHS GROUP          COM            38141G104    1,627     9,300 SH       DEFINED                 9,300      0    0
GOODRICH CORP                COM            382388106    1,329    28,000 SH       DEFINED                28,000      0    0
HEWLETT PACKARD CO           COM            428236103    1,614    36,500 SH       DEFINED                36,500      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101    1,896    16,000 SH       DEFINED                16,000      0    0
INTUIT                       COM            461202103    1,103    40,000 SH       DEFINED                40,000      0    0
JOHNSON & JOHNSON            COM            478160104    1,718    26,700 SH       DEFINED                26,700      0    0
JOHNSON CTLS INC             COM            478366107    1,575    54,900 SH       DEFINED                54,900      0    0
LINEAR TECHNOLOGY CORP       COM            535678106      831    25,500 SH       DEFINED                25,500      0    0
MEDCO HEALTH SOLUTIONS INC   COM            58405U102    1,794    38,000 SH       DEFINED                38,000      0    0
MICROSOFT CORP               COM            594918104    1,728    62,800 SH       DEFINED                62,800      0    0
NIKE INC                     CL B           654106103    1,788    30,000 SH       DEFINED                30,000      0    0
NOBLE CORPORATION            SHS            G65422100    3,612    55,600 SH       DEFINED                55,600      0    0
NORFOLK SOUTHERN CORP        COM            655844108    1,880    30,000 SH       DEFINED                30,000      0    0
NUCOR CORP                   COM            670346105    1,493    20,000 SH       DEFINED                20,000      0    0
NYSE EURONEXT                COM            629491101      836    16,500 SH       DEFINED                16,500      0    0
PEPSICO INC                  COM            713448108    1,399    22,000 SH       DEFINED                22,000      0    0
PHILIP MORRIS INTL INC       COM            718172109    1,022    20,700 SH       DEFINED                20,700      0    0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104  188,359 4,170,000 SH       SOLE                4,170,000      0    0
PROCTER & GAMBLE CO          COM            742718109    1,684    27,700 SH       DEFINED                27,700      0    0
RAYTHEON CO                  COM NEW        755111507    1,570    27,900 SH       DEFINED                27,900      0    0
SPDR TR                      UNIT SER 1     78462F103  395,970 3,094,000 SH       SOLE                3,094,000      0    0
TRAVELERS COMPANIES INC      COM            89417E109    1,645    37,900 SH       DEFINED                37,900      0    0
VERIZON COMMUNICATIONS       COM            92343V104    1,274    36,000 SH       DEFINED                36,000      0    0
WELLS FARGO & CO NEW         COM            949746101    1,560    65,700 SH       DEFINED                65,700      0    0
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